UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 028-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:


/s/ Jerome Crown                   New York, NY              August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 114

Form 13F Information Table Value Total: $36,990
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number               Name

  1       28-06810                           Keeley Asset Management Corp.
----      -------------------                ------------------------------

                                                  FORM 13F INFORMATION TABLE
                               TITLE                          VALUE     SHRS OR SH/ PUT/   INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)   PRN AMT PRN CALL   DSCRETN   MGRS        SOLE   SHARED NONE
ACCESS INTEGRATED TECHNLGS I   CL A              4329108        86000   10600   SH         SOLE                 10600
ACCO BRANDS CORP               COM               00081T108     330000   14300   SH         SHARED     1         14300
ACCREDITED HOME LENDRS HLDG    COM               00437P107     183000   13400   SH         SOLE                 13400
ALLEGHENY ENERGY INC           COM               17361106      411000    7950   SH         SHARED     1          7950
ALLEGHENY TECHNOLOGIES INC     COM               01741R102     522000    4975   SH         SHARED     1          4975
ALLETE INC                     COM NEW           18522300      346000    7350   SH         SHARED     1          7350
ALTRA HOLDINGS INC             COM               02208R106     401000   23200   SH         SHARED     1         23200
AMERCO                         COM               23586100      359000    4750   SH         SHARED     1          4750
AMERICAN OIL & GAS INC NEW     COM               28723104      150000   22071   SH         SOLE                 22071
AMERICAN RAILCAR INDS INC      COM               02916P103     429000   11000   SH         SHARED     1         11000
AMERICAN TECHNOLOGY CORP       COM               030145205      38000   10000   SH         SOLE                 10000
AUDIOCODES LTD                 ORD               M15342104      80000   14234   SH         SOLE                 14234
AUTHENTIDATE HLDG CORP         COM               52666104       23000   15151   SH         SOLE                 15151
AVI BIOPHARMA INC              COM               2346104        49000   17376   SH         SOLE                 17376
BANKFINANCIAL CORP             COM               06643P104     268000   17350   SH         SHARED     1         17350
BIOLASE TECHNOLOGY INC         COM               90911108       91000   15001   SH         SOLE                 15001
BLOCKBUSTER INC                CL A              93679108      104000   24150   SH         SOLE                 24150
BRINKS CO                      COM               109696104     399000    6450   SH         SHARED     1          6450
BUCYRUS INTL INC NEW           CL A              118759109     534000    7550   SH         SHARED     1          7550
CF INDS HLDGS INC              COM               125269100     252000    4200   SH         SHARED     1          4200
CHAPARRAL STL CO DEL           COM               159423102     634000    8825   SH         SHARED     1          8825
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109     479000   12700   SH         SHARED     1         12700
CLECO CORP NEW                 COM               12561W105     309000   12600   SH         SHARED     1         12600
COLOR KINETICS INC             COM               19624P100     341000   10200   SH         SOLE                 10200
COMMERCIAL METALS CO           COM               201723103     507000   15000   SH         SHARED     1         15000
COMSTOCK RES INC               COM NEW           205768203     385000   12850   SH         SHARED     1         12850
COVANTA HLDG CORP              COM               2.23E+106     359000   14550   SH         SHARED     1         14550
CRAY INC                       COM NEW           225223304      89000   11600   SH         SOLE                 11600
DAYSTAR TECHNOLOGIES INC       COM               23962Q100     106000   16886   SH         SOLE                 16886
DELTIC TIMBER CORP             COM               247850100     370000    6750   SH         SHARED     1          6750
DORAL FINL CORP                COM               25811P100      35000   29445   SH         SOLE                 29445
EASTERN INS HLDGS INC          COM               276534104     191000   12000   SH         SHARED     1         12000
ENPRO INDS INC                 COM               29355X107     421000    9850   SH         SHARED     1          9850
EPOCH HOLDING CORP             COM               29428R103     335000   25000   SH         SHARED     1         25000
EVERGREEN ENERGY INC           COM               30024B104      72000   11984   SH         SOLE                 11984
EXCO RESOURCES INC             COM               269279402     279000   16000   SH         SHARED     1         16000
EXIDE TECHNOLOGIES             COM NEW           302051206     186000   20000   SH         SOLE                 20000
FLOWERS FOODS INC              COM               343498101     412000   12350   SH         SHARED     1         12350
FLOWSERVE CORP                 COM               34354P105     476000    6650   SH         SHARED     1          6650
FMC TECHNOLOGIES INC           COM               30249U101     448000    5650   SH         SHARED     1          5650
FOSTER WHEELER LTD             SHS NEW           G36535139     818000    7650   SH         SHARED     1          7650
FOSTER L B CO                  COM               350060109     521000   18150   SH         SHARED     1         18150
FOUNDATION COAL HLDGS INC      COM               35039W100     406000   10000   SH         SHARED     1         10000
GAYLORD ENTMT CO NEW           COM               367905106     367000    6850   SH         SHARED     1          6850
GENESEE & WYO INC              CL A              371559105     407000   13650   SH         SHARED     1         13650
GOODRICH PETE CORP             COM NEW           382410405     380000   10965   SH         SHARED     1         10965
HARSCO CORP                    COM               415864107     364000    7000   SH         SHARED     1          7000
HAYES LEMMERZ INTL INC         COM NEW           420781304     151000   28206   SH         SOLE                 28206
HEXCEL CORP NEW                COM               428291108     447000   21200   SH         SHARED     1         21200
HOKU SCIENTIFIC INC            COM               434712105     151000   14000   SH         SOLE                 14000
HOME FEDERAL BANCORP INC       COM               43709A101     336000   20250   SH         SHARED     1         20250
HOUSEVALUES INC                COM               44183Y102      48000   10490   SH         SOLE                 10490
HURRAY HLDGS CO LTD            SPONSORED ADR     447773102      66000   14707   SH         SOLE                 14707
HYTHIAM INC                    COM               44919F104     105000   12119   SH         SOLE                 12119
IDEARC INC                     COM               451663108     505000   14300   SH         SHARED     1         14300
IMMTECH PHARMACEUTICALS INC    COM               452519101      88000   10900   SH         SOLE                 10900
IONATRON INC                   COM               462070103      81000   20784   SH         SOLE                 20784
ISHARES TR                     RUSSELL 2000      464287655     148000   50000   SH         SOLE                 50000
JEFFERIES GROUP INC NEW        COM               472319102     324000   12000   SH         SHARED     1         12000
JOY GLOBAL INC                 COM               481165108     470000    8050   SH         SHARED     1          8050
KANSAS CITY SOUTHERN           COM NEW           485170302     445000   11850   SH         SHARED     1         11850
KBR INC                        COM               48242W106     624000   23800   SH         SHARED     1         23800
KONGZHONG CORP                 SPONSORED ADR     50047P104      52000   10000   SH         SOLE                 10000
KRISPY KREME DOUGHNUTS INC     COM               501014104     102000   11008   SH         SOLE                 11008
LUMERA CORP                    COM               55024R106     118000   26500   SH         SOLE                 26500
MCDERMOTT INTL INC             COM               580037109     607000    7300   SH         SHARED     1          7300
MEDIFAST INC                   COM               58470H101     134000   15000   SH         SOLE                 15000
MEDIS TECHNOLOGIES LTD         COM               58500P107     170000   11581   SH         SOLE                 11581
MONEYGRAM INTL INC             COM               60935Y109     338000   12100   SH         SHARED     1         12100
MUELLER WTR PRODS INC          COM SER A         624758108     390000   22850   SH         SHARED     1         22850
MUELLER WTR PRODS INC          COM SER B         624758207     185000   12309   SH         SHARED     1         12309
NVE CORP                       COM NEW           629445206     221000    6268   SH         SOLE                  6268
NAUTILUS INC                   COM               63910B102     120000   10000   SH         SOLE                 10000
NAVISITE INC                   COM NEW           63935M208      91000   11938   SH         SOLE                 11938
NEWALLIANCE BANCSHARES INC     COM               650203102     321000   21800   SH         SHARED     1         21800
NOVASTAR FINL INC              COM               669947400     225000   32180   SH         SOLE                 32180
ONYX PHARMACEUTICALS INC       COM               683399109     206000    7666   SH         SOLE                  7666
ORIENT-EXPRESS HOTELS LTD      CL A              G67743107     430000    8050   SH         SHARED     1          8050
OSHKOSH TRUCK CORP             COM               688239201     409000    6500   SH         SHARED     1          6500
PETROHAWK ENERGY CORP          COM               716495106     478000   30150   SH         SHARED     1         30150
PHOENIX COS INC NEW            COM               7.19E+113     349000   23250   SH         SHARED     1         23250
PLAINS EXPL& PRODTN CO         COM               726505100     361000    7550   SH         SHARED     1          7550
PLATO LEARNING INC             COM               72764Y100      46000   10000   SH         SOLE                 10000
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD    73936B408     238000    9000   SH         SHARED     1          9000
PROGRESSIVE GAMING INTL CORP   COM               74332S102      59000   10000   SH         SOLE                 10000
PXRE GROUP LTD                 COM               G73018106     134000   28850   SH         SOLE                 28850
RALCORP HLDGS INC NEW          COM               751028101     337000    6300   SH         SHARED     1          6300
RESEARCH FRONTIERS INC         COM               760911107     206000   14577   SH         SOLE                 14577
RETAIL VENTURES INC            COM               76128Y102     311000   19300   SH         SHARED     1         19300
SALTON INC                     COM               795757103      86000   46151   SH         SOLE                 46151
SCOTTISH RE GROUP LIMITED      SHS               G73537410     104000   21347   SH         SOLE                 21347
STAGE STORES INC               COM NEW           85254C305     341000   16275   SH         SHARED     1         16275
TASER INTL INC                 COM               87651B104     165000   11800   SH         SOLE                 11800
TEMPLE INLAND INC              COM               879868107     228000    3700   SH         SHARED     1          3700
TEREX CORP NEW                 COM               880779103     520000    6400   SH         SHARED     1          6400
TESCO CORP                     COM               88157K101     347000   11000   SH         SHARED     1         11000
TEXAS INDS INC                 COM               882491103     510000    6500   SH         SHARED     1          6500
THOMAS & BETTS CORP            COM               884315102     403000    6950   SH         SHARED     1          6950
TIMKEN CO                      COM               887389104     390000   10800   SH         SHARED     1         10800
TOUSA INC                      COM               872962105     104000   24900   SH         SOLE                 24900
TRIARC COS INC                 CL A              895927101     298000   18800   SH         SHARED     1         18800
UNITRIN INC                    COM               913275103     366000    7450   SH         SHARED     1          7450
UTSTARCOM INC                  COM               918076100      72000   12775              SOLE                 12775
VAIL RESORTS INC               COM               91879Q109     463000    7600   SH         SHARED     1          7600
VYYO INC                       COM NEW           918458209      81000   12200   SH         SOLE                 12200
WABTEC CORP                    COM               929740108     402000   11000   SH         SHARED     1         11000
WALTER INDS INC                COM               93317Q105     317000   10950   SH         SHARED     1         10950
WESTFIELD FINANCIAL INC NEW    COM               96008P104     334000   33500   SH         SHARED     1         33500
WHITING PETE CORP NEW          COM               966387102     377000    9300   SH         SHARED     1          9300
WILLBROS GROUP INC             COM               969199108     608000   20500   SH         SHARED     1         20500
WRIGHT EXPRESS CORP            COM               98233Q105     425000   12400   SH         SHARED     1         12400
WYNDHAM WORLDWIDE CORP         COM               98310W108     424000   11700   SH         SHARED     1         11700
XM SATELLITE RADIO HLDGS INC   CL A              983759101     131000   11093   SH         SOLE                 11093
XINHUA FIN MEDIA LTD           SPONSORED ADR     983982109     115000   13900   SH         SOLE                 13900

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